9. EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Employee Equity Incentive Plan Tables
Employee Equity Incentive Plan
Exercise	Number of	Vesting
Price	Options	Terms
$0.50	80,000	Immediately
0.50	100,000	Quarterly over one year
0.50	605,000	Quarterly over two years
0.81	5,000	Immediately
0.82	150,000	Quarterly over two years
0.85	150,000	Quarterly over one year
0.87	125,000	Immediately
0.89	425,000	Monthly over one year
0.89	90,000	Quarterly over two years
0.95	400,000	Quarterly over two years
0.98	24,000	Monthly over two years
1.05	50,000	Immediately
1.05	95,000	Monthly over two years
1.05	60,000	Monthly over one year
1.06	60,000	Monthly over one year
1.07	110,000	Monthly over one year
1.07	325,000	Monthly over two years
0.83	2,854,000

Exercise	Number of	Vesting
Price	Options	Terms
$0.51	600,000	50% immediately; 50% six months
0.51	1,566,781	Monthly over one year
0.77	1,600,000	Monthly over one year
0.80	160,000	Monthly over one year
0.83	100,000	Market contingent
0.86	5,400,000	Monthly over one year
0.89	100,000	Monthly over one year, beginning April 2017
1.00	50,000	Monthly over one year
1.05	381,250	Monthly over one year
0.78	9,958,031

Employee stock option activity
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options Exercisable
$0.10	1,056,786	6.68	806,786
0.50	689,631	7.99	689,631
0.51	1,891,779	9.02	1,891,779
0.60	105,000	7.53	105,000
0.77	758,331	9.20	683,331
0.80	145,000	8.30	145,000
0.81	5,000	9.45	5,000
0.82	37,500	9.46	37,500
0.85	150,000	9.42	75,000
0.86	5,204,165	9.22	5,204,165
0.87	125,000	9.48	125,000
0.89	577,500	9.28	285,000
0.90	1,745,413	8.20	1,745,413
0.95	125,000	9.38	125,000
0.98	24,000	9.32	8,000
1.00	837,494	8.22	837,494
1.05	430,838	8.66	415,838
1.06	30,000	9.35	30,000
1.07	168,326	9.28	164,993
	14,106,763	8.77	13,379,930

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	7.43	1,000,000
0.50	628,220	8.08	628,220
0.51	2,166,781	9.76	1,456,769
0.60	105,000	8.27	105,000
0.77	1,600,000	9.95	99,999
0.80	145,000	9.04	145,000
0.83	100,000	9.05	-
0.86	5,400,000	9.97	1,312,499
0.89	100,000	9.98	-
0.90	1,860,413	8.95	1,860,413
1.00	837,494	8.97	237,494
1.05	381,250	9.22	373,436
	14,824,158	9.37	7,218,830

Fair value of granted options

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	14,824,158	0.52	9.37	$4,566,717
Grants	2,854,000	0.50	9.71	—
Exercised	(522,428)	0.16
Forfeiture/Canceled	(3,048,967)	$0.73		—
Outstanding at September 30, 2017	14,106,763	$0.76	8.77	$245,174
Exercisable at September 30, 2017	13,379,930	$0.76	8.79	$187,174

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	2,050,000	$0.10	9.6
Grants	3,925,000	0.80	9.9
Exercised	(50,000)	0.10	9.3
Canceled	(300,000)	0.10	8.6
Outstanding at December 31, 2015	5,625,000	0.59	9.30	$6,044,500
Grants	9,958,031	0.78	9.84	-
Exercised	(636,780)	0.50	8.80
Forfeiture/Canceled	(122,093)	$0.55	8.80	-
Outstanding at December 31, 2016	14,824,158	$0.52	9.37	$4,566,717
Exercisable at December 31, 2016	7,218,830	$0.35	9.03	$2,596,395